Holdback receivable (Detail Textuals) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Oct. 02, 2017 CAD ($)	Oct. 02, 2017 USD ($)
Disclosure Of Holdback Receivable [Line Items]
Holdback receivable (Note 5&10)	$ 11,909,368	$ 12,068,773
Amount of allowance against the holdback receivable	1,472,999	(82,489)
Other liabilities	1,200,608	1,135,007
Apicore
Disclosure Of Holdback Receivable [Line Items]
Holdback receivable (Note 5&10)			$ 11,940,736	$ 10.0
Other liabilities	$ 1,200,608	$ 1,135,007